SCHEDULE OF ASSET ACQUIRED LIABILITIES AND PURCHASE PRICE (Details) (Parenthetical) - S And S Beverage Inc [Member] - $ / shares		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2021
Business Acquisition [Line Items]
Common stock shares	9,000,000	9,000,000	9,000,000
Common stock price per share		$ 0.27		$ 2.00